Document and Entity Information	Oct. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001543916
Document Type	8-K
Document Period End Date	Oct. 10, 2022
Entity Registrant Name	FORGEROCK, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40787
Entity Tax Identification Number	33-1223363
Entity Address, Address Line One	201 Mission Street
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	599-1100
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value per share
Trading Symbol	FORG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false